Note 8 - Reportable Segment Adjustments (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intercompany eliminations	$ (1,846)	$ (1,156)
Investment in subsidiaries	(686)	(686)
Total adjustments	$ (2,532)	$ (1,842)